Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net earnings (loss)	$ 419,000,000	$ 612,000,000	$ 379,000,000
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization including discontinued operations	209,000,000	132,000,000	76,000,000
Equity in earnings (loss) of unconsolidated affiliates	26,000,000	(10,000,000)	(10,000,000)
Gain (loss) on sale of investment and other assets, net	(12,000,000)	3,000,000	(11,000,000)
Net gain on sale of at-risk and flood insurance businesses	0	0	(139,000,000)
Equity Method Investment, Realized Gain (Loss) on Disposal	0	(73,000,000)
Business Combination, Bargain Purchase, Gain Recognized, Amount	0	(48,000,000)
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net	0	(79,000,000)
Stock-based compensation cost	35,000,000	27,000,000	27,000,000
Tax benefit associated with the exercise of stock options	(17,000,000)	(31,000,000)	(6,000,000)
Changes in assets and liabilities, net of effects from acquisitions:
Net (increase) decrease in pledged cash, pledged investments, and secured trust deposits	2,000,000	0	(6,000,000)
Net decrease (increase) in trade receivables	0	(12,000,000)	16,000,000
Net (increase) decrease in prepaid expenses and other assets	(3,000,000)	49,000,000	(5,000,000)
Net (decrease) increase in accounts payable, accrued liabilities, deferred revenue and other	(1,000,000)	63,000,000	(66,000,000)
Net decrease in reserve for claim losses	(112,000,000)	(159,000,000)	(295,000,000)
Net increase in income taxes	(62,000,000)	146,000,000	150,000,000
Net cash provided by operating activities	484,000,000	620,000,000	110,000,000
Cash flows from investing activities:
Proceeds from sales of investment securities available for sale	745,000,000	594,000,000	739,000,000
Proceeds from maturities of investment securities available for sale	306,000,000	419,000,000	549,000,000
Proceeds from sale of other assets	1,000,000	2,000,000	6,000,000
Additions to property and equipment	(145,000,000)	(79,000,000)	(36,000,000)
Purchases of investment securities available for sale	(882,000,000)	(1,146,000,000)	(1,299,000,000)
Purchases of other long-term investments	(97,000,000)	(9,000,000)	0
Net proceeds from short-term investment securities	36,000,000	(12,000,000)	78,000,000
(Contributions to) distributions from unconsolidated affiliates	(20,000,000)	(23,000,000)	(21,000,000)
Proceeds from Equity Method Investment, Dividends or Distributions	25,000,000
Net other Investing Activities	(4,000,000)	3,000,000	(4,000,000)
Proceeds from Divestiture of Businesses		75,000,000	120,000,000
Proceeds from Sale of Equity Method Investments	0	0	32,000,000
Payments to acquire business, five, net of cash acquired		64,000,000
Proceeds from Divestiture of Businesses, Net of Cash Divested		120,000,000
Payments to acquire business four, net of cash acquired		(98,000,000)
Payments to Acquire Business Three, Net of Cash Acquired		(72,000,000)
Payments to Acquire Business Two, Net of Cash Acquired		(122,000,000)
Acquisitions of businesses, net of cash acquired	(25,000,000)	(26,000,000)	0
Net cash provided by (used in) investing activities	(60,000,000)	(310,000,000)	164,000,000
Cash flows from financing activities:
Proceeds from Issuance or Sale of Equity	511,000,000
Borrowings	341,000,000	679,000,000	500,000,000
Debt service payments	(359,000,000)	(557,000,000)	(516,000,000)
Payments to Noncontrolling Interests	(14,000,000)
Proceeds from Noncontrolling Interests	3,000,000
Payments of Debt Extinguishment Costs	0	(6,000,000)
Debt issuance costs	(16,000,000)	(8,000,000)	(8,000,000)
Dividends paid	(153,000,000)	(128,000,000)	(105,000,000)
Subsidiary dividends paid to noncontrolling interest shareholders	(17,000,000)	(12,000,000)	(4,000,000)
Exercise of stock options	61,000,000	91,000,000	8,000,000
Tax benefit associated with the exercise of stock options	17,000,000	31,000,000	6,000,000
Purchases of treasury stock	(34,000,000)	(38,000,000)	(86,000,000)
Net cash used in financing activities	340,000,000	52,000,000	(205,000,000)
Net decrease in cash and cash equivalents, excluding pledged cash related to secured trust deposits	764,000,000	362,000,000	69,000,000
Cash and cash equivalents, excluding pledged cash related to secured trust deposits at beginning of period	866,000,000	504,000,000	435,000,000
Cash and cash equivalents, excluding pledged cash related to secured trust deposits at end of period	1,630,000,000	866,000,000	504,000,000
Digital Insurance
Cash flows from investing activities:
Payments to Acquire Business Two, Net of Cash Acquired	$ (98,000,000)